Retirement benefits obligations (Tables)	12 Months Ended
Dec. 31, 2019
Retirement benefits obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	2019	2018
Defined benefit obligation	(8,583,214)	(7,060,278)
Fair value of plan assets	7,101,476	6,420,927
Funded status	(1,481,738)	(639,351)

Schedule of amounts recognized in statement of loss for employment benefit obligations

	2019	2018
Current service cost	(286,515)	(115,146)
Interest cost	(81,829)	(37,903)
Interest income	72,097	34,123
Company pension cost (note 19)	(296,247)	(118,926)

Schedule of movement in defined benefit obligations and plan assets

The movement in the defined benefit obligations during the year is as follows:

	2019	2018
Defined benefit obligation at beginning of year	(7,060,278)	(3,607,276)
Service cost	(286,515)	(115,146)
Interest cost	(81,829)	(37,903)
Employee contribution	(166,150)	(84,096)
Actuarial gain / (loss) arising from changes in financial assumptions	(875,960)	197,291
Actuarial gain / (loss) arising from changes in demographic assumptions	91,212	—
Actuarial gain / (loss) on experience adjustment	(263,491)	(573,684)
Benefits paid / (deposited)	59,797	(2,839,464)
Defined benefit obligations at end of year	(8,583,214)	(7,060,278)

The movements in the fair value of plan assets during the year are as follows:

	2019	2018
Fair value of plan assets at beginning of year	6,420,927	3,363,412
Interest income	72,097	34,123
Employees’ contributions	166,150	84,096
Company contribution	199,715	98,918
Plan assets gains	302,384	914
Benefits (paid) / deposited	(59,797)	2,839,464
Fair value of plan assets at end of year	7,101,476	6,420,927

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2019	December 31, 2018
Discount rate	0.20%	0.90%
Mortality tables	BVG2015 GT	BVG2015 GT
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%

Schedule of funding of defined benefit pensions and actuarial adjustments on plan liabilities

	2019	2018
Present value of defines benefit obligation	(8,583,214)	(7,060,278)
Fair value of plan assets	7,101,476	6,420,927
Deficit in the plan	(1,481,738)	(639,351)
Experience adjustment	(1,048,239)	(376,393)
Actuarial gains on plan assets	302,384	914

Schedule of estimated benefit payments

2020	318,000
2021	308,000
2022	301,000
2023	298,000
2024	655,000
2025‑2029	1,456,000